Facility Operating Lease (Details) - Schedule of operating lease - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Schedule of operating lease [Abstract]
2022	$ 118,100	$ 157,141
2023	161,069	161,069
2024	165,096	165,096
2025	169,224	169,224
2026	129,283	129,283
Total	742,772	781,813
Less imputed interest	(12,802)	(14,217)
Total operating lease liability	729,970	767,596
Less: current portion	(153,164)	(157,141)
Lease liability, long term	$ 576,806	$ 610,455